Business Combinations and Divestitures - Callidus Acquisition (Details) $ / shares in Units, € in Millions, $ in Billions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Apr. 05, 2018 EUR (€)	Apr. 05, 2018 USD ($) $ / shares
Recognized Assets and Liabilities
Revenue		€ 27,338	€ 27,553	€ 24,708
Profit after tax		€ 5,283	€ 3,370	4,088
Callidus
Business Combinations
Ownership interest acquired (as a percent)					100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares						$ 36
Cash paid					€ 1,957	$ 2.4
Liabilities incurred					47
Total consideration transferred					2,004
Recognized Assets and Liabilities
Cash and cash equivalents					63
Other financial assets					64
Trade and other receivables					32
Other non-financial assets					11
Property, plant, and equipment					26
Intangible assets					515
Thereof acquired technology					121
Thereof customer relationship and other intangibles					390
Thereof software and database licenses					4
Total identifiable assets					711
Trade and other payables					59
Current and deferred tax liabilities					71
Provisions and other non-financial liabilities					15
Contract liabilities/deferred income					55
Total identifiable liabilities					200
Total identifiable net assets					511
Goodwill					1,493
Total consideration transferred					€ 2,004
Revenue				24,708
Profit after tax				4,088
Revenue from Callidus				180
Profit after tax from Callidus				€ (60)
Pro forma revenue	€ 24,766
Pro forma profit after tax	€ 4,071